BANK BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
BANK BORROWINGS
Summary of bank borrowings

	June 30,	December 31,
	2026	2025
	(unaudited)
Bank borrowings	$1,195,266	$730,720